Fair value of financial instruments - Summary of Liabilities Designated as at Fair Value Through Profit or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial liabilities [line items]
Fair value gains (losses) previously included in OCI related to financial liabilities derecognized	$ 1,217	$ 1,425
Financial liabilities designated as at FVTPL [member]
Disclosure of financial liabilities [line items]
Changes in fair value attributable to changes in credit risk	5	1
Cumulative changes in credit risk	17	9
Fair value gains (losses) previously included in OCI related to financial liabilities derecognized	$ 19	$ 15